Financial information	6 Months Ended
Jun. 30, 2026
Financial information [Abstract]
Financial information
Note 9: Financial information

	Carrying amount				Fair value
	Fair value hedging instruments/ Mandatorily at FVTPL – others USD’000	Financial assets at amortised cost USD’000	FVOCI – equity instruments USD’000	Total USD’000	Level 1 USD’000	Level 2 USD’000	Level 3 USD’000	Total USD’000
At 30 June 2026
Financial assets measured at fair value
Forward foreign exchange contracts	–	–	–	–	–	–	–	–
Forward freight agreements	500	–	–	500	–	500	–	500
Interest rate swaps used for hedging	8,935	–	–	8,935	–	8,935	–	8,935
Other investments	–	–	381,872	381,872	369,272	–	12,600	381,872
Loans receivable from joint venture	9,123	–	–	9,123	–	–	9,123	9,123
	18,558	–	381,872	400,430

At 30 June 2026
Financial assets not measured at fair value
Loans receivable from joint ventures	–	50,993	–	50,993
Trade and other receivables, and prepayments[1]	–	540,754	–	540,754
Restricted cash	–	20,000	–	20,000
Cash at bank and on hand	–	270,983	–	270,983
Cash retained in the commercial pools	–	82,177	–	82,177
	–	964,907	–	964,907

	Carrying amount			Fair value
	Fair value hedging instruments USD’000	Other financial liabilities USD’000	Total USD’000	Level 1 USD’000	Level 2 USD’000	Level 3 USD’000	Total USD’000
At 30 June 2026
Financial liabilities measured at fair value
Forward foreign exchange contracts	(765)	–	(765)	–	(765)	–	(765)
Forward freight agreements	(5,281)	–	(5,281)	–	(5,281)	–	(5,281)
	(6,046)	–	(6,046)

At 30 June 2026
Financial liabilities not measured at fair value
Bank borrowings	–	(808,299)	(808,299)
Sale and leaseback liabilities and other lease liabilities	–	(77,064)	(77,064)
Trade and other payables	–	(410,051)	(410,051)
	–	(1,295,414)	(1,295,414)

[1] Excluding prepayments

	Carrying amount				Fair value
	Fair value hedging instruments/ Mandatorily at FVTPL – others USD’000	Financial assets at amortised cost USD’000	FVOCI – equity instruments USD’000	Total USD’000	Level 1 USD’000	Level 2 USD’000	Level 3 USD’000	Total USD’000
At 31 December 2025
Financial assets measured at fair value
Forward foreign exchange contracts	267	–	–	267	–	267	–	267
Forward freight agreements	590	–	–	590	–	590	–	590
Interest rate swaps used for hedging	8,007	–	–	8,007	–	8,007	–	8,007
Other investments	–	–	297,581	297,581	284,981	–	12,600	297,581
Loans receivable from joint venture	7,046	–	–	7,046	–	–	7,046	7,046
	15,910	–	297,581	313,491

At 31 December 2025
Financial assets not measured at fair value
Loans receivable from joint ventures	–	52,799	–	52,799
Trade and other receivables, and prepayments[1]	–	450,087	–	450,087
Restricted cash	–	10,000	–	10,000
Cash at bank and on hand	–	103,609	–	103,609
Cash retained in the commercial pools	–	88,966	–	88,966
	–	705,461	–	705,461

	Carrying amount			Fair value
	Fair value hedging instruments USD’000	Other financial liabilities USD’000	Total USD’000	Level 1 USD’000	Level 2 USD’000	Level 3 USD’000	Total USD’000
At 31 December 2025
Financial liabilities measured at fair value
Forward freight agreements	(163)	–	(163)	–	(163)	–	(163)
	(163)	–	(163)

At 31 December 2025
Financial liabilities not measured at fair value
Bank borrowings	–	(1,048,125)	(1,048,125)
Sale and leaseback liabilities and other lease liabilities	–	(74,851)	(74,851)
Trade and other payables	–	(350,735)	(350,735)
	–	(1,473,711)	(1,473,711)

The Group has Level 1 financial assets but no Level 1 financial liabilities as at 30 June 2026 and 31 December 2025.

The Group has investments in unquoted equity instruments measured at fair value through other comprehensive income (“FVOCI”) and loans receivable from a joint venture measured at fair value through profit or loss (“FVTPL”) that are measured using Level 3 fair value measurements.

For further details on the Group’s measurement of fair values, refer to Item 17. Financial Statements of our 2025 Form 20-F.

[1] Excluding prepayments

The following table shows a reconciliation from the opening balances to the closing balances of the Group’s investment in unquoted equity instruments measured at FVOCI using Level 3 fair value measurements:

	30 June 2026 USD’000	31 December 2025 USD’000
Opening balance	12,600	23,069
Equity investments at FVOCI – net change in fair value	–	(2,699)
Conversion of debt into equity	–	36
Transfer from Level 3 to Level 1	–	(7,806)
Closing balance	12,600	12,600

The following table shows a reconciliation from the opening balances to the closing balances of the Group’s loans receivable to a joint venture measured at FVTPL using Level 3 fair value measurements:

	30 June 2026 USD’000	31 December 2025 USD’000
Opening balance	7,046	–
Issuance of convertible loan notes	4,674	7,046
Effect of foreign exchange movements	(316)	–
Net change in fair value	(2,281)	–
Closing balance	9,123	7,046